Equity (Tables)	9 Months Ended	12 Months Ended
	Jun. 30, 2025	Sep. 30, 2024
Equity [Abstract]
Schedule of Common Stock Available for Issuance

As of June 30, 2025, the number of shares of Class A Common Stock available for issuance under the Company’s amended and restated articles of incorporation were as follows:

Authorized number of shares of Class A Common Stock	285,000,000
Class A Common Stock outstanding	48,747,626
Reserve for conversion of Class B Common Stock	2,004,901
Reserve for exercise of the Public Warrants and Private Warrants	9,000,000
Reserve for exercise of other common stock warrants	12,708,400
Reserve for Earnout shares	3,500,000
Reserve for RaGE Earnout	642,809
Stock options and RSUs outstanding	8,656,766
Reserve for vested RSUs with deferred delivery	4,260,968
Awards available for grant under 2023 Equity Incentive Plan	5,185,685
Awards available for grant under 2023 Employee Stock Purchase Plan	687,055
Shares of Class A Common stock available for issuance	189,605,790

As of September 30, 2024, the number of shares of Class A Common Stock available for issuance under the Company’s amended and restated articles of incorporation were as follows:

Authorized number of shares of Class A Common Stock	285,000,000
Less:
Class A Common Stock outstanding	32,824,230
Reserve for conversion of Class B Common Stock	2,129,901
Reserve for exercise of the Public Warrants and Private Warrants	9,000,000
Reserve for exercise of other common stock warrants	9,675,800
Reserve for Earnout Shares	3,500,000
Reserve for RaGE Earnout	1,285,618
Stock options and RSUs outstanding	7,204,099
Awards available for grant under 2023 Equity Incentive Plan	1,840,022
Reserve for issuance under 2023 Employee Stock Purchase Plan	687,055
Class A Common Stock available for issuance	216,853,275